UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22784

Dreyfus Municipal Bond Infrastructure Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28(9)
Date of reporting period:	11/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Infrastructure Fund, Inc.
November 30, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
143.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 2.1%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	5.75	6/1/45	1,500,000		1,581,945
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	6.00	6/1/50	1,600,000		1,711,120
Jefferson County,
Sewer Revenue Warrants	0/7.90	10/1/50	2,500,000	[a]	1,817,700
					5,110,765
Arizona - 5.0%
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools, Inc. Projects)	5.00	7/1/45	2,000,000	[b]	1,969,980
Pima County Industrial Development
Authority,
Education Revenue (Arizona Charter
Schools Refunding Project)	5.38	7/1/31	4,415,000		4,676,809
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	5,000,000		5,539,700
					12,186,489
California - 12.4%
California Statewide Communities
Development Authority,
Revenue (California Baptist University)	6.38	11/1/43	2,035,000		2,208,626
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	1,250,000	[b]	1,266,800
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	20,000,000	[c]	1,542,200
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.75	6/1/47	8,000,000		7,320,320
Long Beach Bond Finance Authority,
Natural Gas Purchase Revenue	5.50	11/15/37	5,000,000		5,815,600
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/44	3,250,000		3,602,235
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	2,500,000		2,907,950
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,515,150
					30,178,881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
143.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 3.3%
City and County of Denver,
Airport System Subordinate Revenue	5.25	11/15/43	5,000,000		5,357,450
Colorado Health Facilities Authority,
Revenue (Sisters of Charity of
Leavenworth Health System)	5.00	1/1/44	2,500,000		2,699,250
					8,056,700
District of Columbia - 1.6%
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/43	1,700,000		1,946,959
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	17,000,000	[c]	1,918,620
					3,865,579
Florida - 2.2%
Davie,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.63	4/1/43	4,805,000		5,337,250
Illinois - 4.9%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.75	1/1/43	3,750,000		4,182,675
Chicago,
Second Lien Water Revenue	5.00	11/1/30	1,500,000		1,614,345
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	1,000,000		1,023,350
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/53	2,500,000		2,558,375
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,500,000		2,650,925
					12,029,670
Indiana - 6.9%
Indiana Finance Authority,
HR (The King's Daughters' Hospital and
Health Services)	5.50	8/15/40	7,425,000		7,912,897
Indiana Finance Authority,
Private Activity Bonds (Ohio River
Bridges East End Crossing Project)	5.00	7/1/40	5,000,000		5,126,600
Indiana Finance Authority,
Revenue (Baptist Homes of Indiana
Senior Living)	6.00	11/15/41	3,500,000		3,856,685
					16,896,182
Iowa - 2.8%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	7,000,000		6,797,770

Long-Term Municipal Investments -	Coupon	Maturity	Principal
143.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky - 1.1%
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	2,370,000		2,679,285
Louisiana - 3.1%
Louisiana Public Facilities Authority,
Dock and Wharf Revenue (Impala
Warehousing LLC Project)	6.50	7/1/36	2,000,000	[b]	2,148,280
New Orleans,
Sewerage Service Revenue	5.00	6/1/44	2,000,000		2,164,900
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,085,010
New Orleans,
Water Revenue	5.00	12/1/44	2,000,000		2,148,560
					7,546,750
Massachusetts - 4.2%
Massachusetts Development Finance
Agency,
Revenue (North Hill Communities
Issue)	6.50 11/15/43		2,000,000	[b]	2,095,700
Massachusetts Port Authority,
Special Facilities Revenue (Delta Air
Lines, Inc. Project) (Insured; AMBAC)	5.00	1/1/27	8,210,000		8,239,556
					10,335,256
Michigan - 9.5%
Detroit,
Water Supply System Senior Lien
Revenue	5.25	7/1/41	2,250,000		2,396,768
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	5,750,000		5,736,257
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/39	4,990,000		5,568,241
Michigan Finance Authority,
HR (Trinity Health Credit Group)
(Prerefunded)	5.00	12/1/21	10,000	[d]	11,492
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	2,250,000		2,426,422
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/34	5,000,000		4,760,950
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport) (Insured; Build
America Mutual Assurance Company)	5.00	12/1/39	2,250,000		2,423,543
					23,323,673

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
143.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota - .9%
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue (HealthEast
Care System Project)	5.00	11/15/25	2,000,000		2,153,160
Missouri - 1.3%
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (Saint
Louis College of Pharmacy)	5.50	5/1/43	2,000,000		2,131,000
Saint Louis County Industrial Development
Authority,
Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	5.00	9/1/42	1,000,000		1,045,120
					3,176,120
New Jersey - 5.8%
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.38	1/1/43	2,500,000		2,739,250
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	2,000,000		2,023,280
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	2,500,000		2,703,675
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.25	9/15/29	4,500,000		4,773,060
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/41	2,330,000		1,989,937
					14,229,202
New York - 15.6%
Deutsche Bank Spears/Lifers Trust (Series
DBE-1177),
(Metropolitan Transportation
Authority, Transportation Revenue)
Recourse	5.00	11/15/38	15,000,000	[b,e]	16,508,700
New York City Industrial Development
Agency,
PILOT Revenue (Queens Baseball
Stadium Project) (Insured; AMBAC)	5.00	1/1/36	8,000,000		8,001,840
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	3,500,000	[b]	3,557,120
New York State Dormitory Authority,
Revenue (Saint John's University)	5.00	7/1/44	2,000,000		2,154,320
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	7,870,000	[b]	7,938,862
					38,160,842

Long-Term Municipal Investments -	Coupon	Maturity	Principal
143.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 6.8%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.25	6/1/37	7,000,000		6,083,910
Muskingum County,
Hospital Facilities Revenue (Genesis
HealthCare System Obligated Group
Project)	5.00	2/15/44	7,000,000		7,237,440
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health System
Obligated Group Project)	6.00	12/1/42	3,000,000		3,291,390
					16,612,740
Pennsylvania - 12.9%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	4,000,000		4,282,080
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,500,000		1,603,275
Deutsche Bank Spears/Lifers Trust (Series
DBE-1179),
(Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue)
Recourse	5.00	12/1/42	13,000,000	[b,e]	14,120,852
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	2,250,000		2,400,885
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)	5.00	9/1/45	3,500,000		3,764,110
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/42	5,000,000		5,445,950
					31,617,152
South Carolina - 3.0%
South Carolina Jobs-Economic
Development Authority,
Health Facilities Revenue (The
Lutheran Homes of South Carolina, Inc.)	5.13	5/1/48	1,750,000		1,719,340
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	5,000,000		5,514,800
					7,234,140
Texas - 16.9%
Austin Convention Enterprises Inc.,
Convention Center Hotel First Tier
Revenue (Insured; XLCA)	5.00	1/1/34	5,000,000		5,007,000
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/43	1,500,000		1,715,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
143.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 16.9% (continued)
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	2,500,000		2,511,650
Clifton Higher Education Finance
Corporation,
Revenue (Uplift Education)	4.25	12/1/34	2,000,000		1,903,160
Deutsche Bank Spears/Lifers Trust (Series
DBE-1182),
(Dallas and Fort Worth, Joint
Improvement Revenue (Dallas/Fort
Worth International Airport)) Recourse	5.00	11/1/45	15,000,000	[b,e]	15,820,950
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station Properties
LLC - Texas A&M University Project)	5.00	7/1/35	500,000		515,620
North Texas Education Finance
Corporation,
Education Revenue (Uplift Education)	5.13	12/1/42	3,000,000		3,077,790
Tender Option Bond Trust Receipts (Series
2016-XM0374),
(Tarrant County Cultural Education
Facilities Finance Corporation, HR
(Baylor Health Care System Project))
Non-recourse	5.00	11/15/20	7,410,000	[b,e]	8,051,849
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/41	2,500,000		2,713,950
					41,317,609
Virginia - 8.0%
Lexington Industrial Development
Authority,
Residential Care Facilities Mortgage
Revenue (Kendal at Lexington)	5.50	1/1/37	5,400,000		5,421,384
Newport News Economic Development
Authority,
Residential Care Facilities Revenue
(LifeSpire of Virginia)	5.00	12/1/38	1,000,000		1,027,280
Virginia Small Business Financing
Authority,
Senior Lien Revenue (95 Express Lanes
LLC Project)	5.00	1/1/40	7,640,000		7,757,121
Virginia Small Business Financing
Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	5.50	1/1/42	5,000,000		5,357,200
					19,562,985
Washington - 2.2%
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	5,000,000		5,376,150

Long-Term Municipal Investments -	Coupon	Maturity	Principal
143.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin - 8.8%
Public Finance Agency of Wisconsin,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/42	5,000,000	5,081,100
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	5,000,000	5,400,950
Wisconsin Health and Educational
Facilities Authority,
Revenue (Beaver Dam Community
Hospitals, Inc.)	5.25	8/15/34	5,700,000	5,938,089
Wisconsin Health and Educational
Facilities Authority,
Revenue (Sauk-Prairie Memorial
Hospital, Inc. Project)	5.38	2/1/48	5,000,000	5,155,900
				21,576,039
U.S. Related - 2.1%
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.50	7/1/43	3,000,000	3,267,240
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,750,000	1,825,198
				5,092,438

Total Investments (cost $332,673,535)			143.4%	350,452,827
Liabilities, Less Cash and Receivables			(12.7%)	(31,147,973)
VMTPS, at liquidation value			(30.7%)	(75,000,000)
Net Assets Applicable to Common Shareholders			100.0%	244,304,854
VMTPS—Variable Rate Muni Term Preferred Shares

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities amounted to $73,479,093, or 30.08% of net assets applicable to Common Shareholders.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS

Dreyfus Municipal Bond Infrastructure Fund, Inc.

November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	350,452,827	-	350,452,827
Liabilities ($)
Floating Rate Notes††	-	(36,805,000)	-	(36,805,000)

† See Statement of Investments for additional detailed categorizations.
Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At November 30, 2016, accumulated net unrealized appreciation on investments was $17,779,292, consisting of $20,401,645 gross unrealized appreciation and $2,622,353 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Infrastructure Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 12, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)